Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2023	$ 13,517	$ 3,874	$ 4,356	$ (712)	$ 21,035
IfrsStatementLineItems [Line Items]
Net loss			(8,578)		(8,578)
Foreign currency translation adjustments				(841)	(841)
Actuarial loss on defined benefit plan			(936)		(936)
Comprehensive loss			(9,514)	(841)	(10,355)
Share-based compensation costs		454			454
Exercise of warrants	386				386
Acquisition of Aeterna Zentaris Inc.	8,485	9			8,494
Balance at Sep. 30, 2024	22,388	4,337	(5,158)	(1,553)	20,014
Balance at Dec. 31, 2024	22,486	4,268	(12,110)	(1,483)	13,161
IfrsStatementLineItems [Line Items]
Net loss			(8,175)		(8,175)
Foreign currency translation adjustments				(1,179)	(1,179)
Actuarial loss on defined benefit plan			1,237		1,237
Comprehensive loss			(6,938)	(1,179)	(8,117)
Share-based compensation costs		(16)			(16)
Exercise of warrants	52				52
Exercise of DSUs (equity settled)	84	(84)
Balance at Sep. 30, 2025	$ 22,622	$ 4,168	$ (19,048)	$ (2,662)	$ 5,080